S000028709 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	176 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.08%	14.56%	13.08%
MSCI USA Equal Weighted Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.75%	10.18%	9.99%
iShares MSCI USA Equal Weighted ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.65%	10.09%	9.87%
Performance Inception Date					May 05, 2010
iShares MSCI USA Equal Weighted ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.22%	9.64%	9.40%
iShares MSCI USA Equal Weighted ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.93%	7.91%	7.98%

[1]	The MSCI USA Equal Weighted Index (Spliced) reflects the performance of the MSCI USA Index through August 31, 2015 and the MSCI USA Equal Weighted Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.